CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical)	Jan. 03, 2021 shares
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	33,995,116
Common stock, shares outstanding (in shares)	33,995,116